Other Comprehensive (Loss) Income-Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized (losses) gains	$ (484)	$ 598
Foreign currency translation loss	(123,604)	(5,193)
Fair value adjustment on derivatives designated as cash flow hedges	0	(320)
Accumulated other comprehensive loss	$ (124,088)	$ (4,915)